Average Annual Total Returns - Index 400 Stock Portfolio	Index 400 Stock Portfolio 1 Yr	Index 400 Stock Portfolio 5 Yr	Index 400 Stock Portfolio 10 Yr	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) S&P Midcap 400 Index Funds(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) S&P Midcap 400 Index Funds(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) S&P Midcap 400 Index Funds(reflects deductions for fees and expenses) 10 Yr
Total	13.37%	12.05%	11.23%	13.66%	12.34%	11.50%	13.13%	11.66%	10.82%